Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 106	$ 164	$ 108	$ 167
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets				$ 163
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows		5 years
Discount rate applied to cash flow projections		8.50%		8.50%
Growth rate used to extrapolate cash flow projections		(2.00%)		(2.00%)
Recoverable amount of asset or cash-generating unit		$ 235		$ 235
Indefinite-lived intangible assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets				150
Property, plant and equipment | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets				$ 13